Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$551,919.8	$575,825.5
Repurchase agreements collateralized by corporate bonds	—	1,229.6
Commercial paper	695.9	759.5
Agency bonds	776.0	—

	$553,391.7	$577,814.6

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.